Lease (Tables)	12 Months Ended
Dec. 31, 2020
Lease [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	As of December 31,
	2019	2020
	RMB	RMB
ROU assets	1,851,729	879,348
Operating lease liabilities – current	(589,467)	(365,049)
Operating lease liabilities – non current	(1,393,691)	(580,562)
Weighted average remaining lease terms	7.60 year	7.71 year
Weighted average incremental borrowing rate	10.53%	10.75%

Lease, Cost [Table Text Block]
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease expenses for variable payments	34	1,151	453
Operating lease expenses for fixed payments	381,306	506,026	337,608
Short-term lease expenses	17,492	7,277	10,265
Total	398,832	514,454	348,326
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	254,084	440,170	207,803

Schedule of supplemental noncash information
	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
ROU assets acquired in exchange for equity interests	155,350	—	—
Operating lease liabilities arising from obtaining ROU assets	977,539	315,027	11,902

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2020
RMB
2021	365,049
2022	201,508
2023	174,115
2024	150,189
2025	127,986
Thereafter	317,478
Total lease payments	1,336,325
Less: imputed interest	(390,714)
Total lease liabilities	945,611